Trade receivables (Tables)	12 Months Ended
Dec. 31, 2021
Trade receivables
Summary of Detailed Information About Trade Receivables

	As of December 31,
	2020	2021
	RMB’000	RMB’000
Trade receivables, gross	182,955	336,136
Less: loss allowance	(18,363)	(54,023)
	164,592	282,113